Business Combinations - Preliminary Purchase Price Allocation for Root AI (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Apr. 07, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 50,863		$ 0
Root AI
Business Acquisition [Line Items]
Goodwill		$ 50,863
Intangibles		9,754
Deferred taxes		(1,420)
Net operating assets and liabilities		(89)
Net assets acquired		$ 59,108